Accrued Expenses (Details) - Schedule of Accrued Expenses - Previously Reported [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses (Details) - Schedule of Accrued Expenses [Line Items]
Employee compensation	$ 1,202,145	$ 1,433,327
Accrued bonuses	178,000	1,712,009
Performance guarantee liabilities	165,464	244,029
Other accrued expenses and liabilities	1,270,545	1,885,351
Accrued expenses	$ 2,816,154	$ 5,274,716